SUPPLEMENT Dated April 27, 2010
To The Current Prospectus

ING Empire Innovations Variable Annuity

Issued By ReliaStar Life Insurance Company of New York
Through Its Separate Account NY-B

This supplement updates the prospectus. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at 1-800-366-0066.

1. Effective April 30, 2010 the following fund name changes apply to the investment portfolios that are currently open to new investments, and also reflect Subadviser changes as noted:

List of Fund Name Changes and Subadviser Changes

Former Fund Name	Current Fund Name
ING Dow Jones Euro Stoxx® 50 Index Portfolio	ING EURO STOXX® 50 Index Portfolio (ADV Class)
ING Evergreen Health Sciences Portfolio	ING Wells Fargo Health Care Portfolio (Class S)
ING Evergreen Omega Portfolio	ING Wells Fargo Omega Growth Portfolio (Class S)
ING Focus 5 Portfolio	ING DFA Global All Equity Portfolio (Class S)
Former Subadviser: ING Investment Management Co.	Current Subadviser: Dimensional Fund Advisors LP
ING Japan Equity Index Portfolio	ING Japan TOPIX Index Portfolio (ADV Class)
ING Van Kampen Global Franchise Portfolio	ING Morgan Stanley Global Franchise Portfolio (Class S)
Former Subadviser: Van Kampen	Current Subadviser: Morgan Stanley Investment Management
Inc.
ING Van Kampen Global Tactical Asset Portfolio	ING Morgan Stanley Global Tactical Asset Portfolio (Class S)
Former Subadviser: Van Kampen	Current Subadviser: Morgan Stanley Investment Management
Inc.

2. Effective April 30, 2010 the following fund name changes apply to the investment portfolios that are currently closed to new investments, and also reflect a Subadviser change as noted:

List of Fund Name Changes and Subadviser Changes
Former Fund Name	Current Fund Name
ING Legg Mason Partners Aggressive Growth Portfolio	ING Legg Mason ClearBridge Aggressive Growth Portfolio
(Service Class)
ING Lord Abbett Affiliated Portfolio	ING Lord Abbett Growth and Income Portfolio (Class S)
AIM V. I. Leisure Fund	Invesco V. I. Leisure Fund (Class I)
Former Subadviser: AIM Advisors, Inc.	Current Subadviser: Invesco Advisers, Inc.

3. Effective April 30, 2010 the ING Wells Fargo Small Cap Disciplined Portfolio (Class S) is closed to new investments:

4. Effective April 30, 2010 the following investment portfolio is reopening to new investments:

ING PIMCO High Yield Portfolio (Class S)
Subadviser: Pacific Investment Management Company

5. Effective after the close of business on or about August 20, 2010, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING Opportunistic LargeCap Portfolio	ING Growth and Income Portfolio
ING Wells Fargo Small Cap Disciplined Portfolio	ING Small Company Portfolio

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Information Regarding the Portfolio Reorganizations:

These reorganizations will be administered pursuant to agreements, which have been approved by the boards of trustees of the
Disappearing Portfolios. The reorganization agreements are also subject to shareholder approval. If shareholder approval is obtained, each reorganization is expected to take place on or about August 20, 2010, resulting in a shareholder of a given
Disappearing Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Disappearing Portfolio, and the
Disappearing Portfolios will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to a given Disappearing Portfolio will be automatically allocated to the corresponding Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer Contact Center at 1-800-366-0066.

As of the relevant effective date noted above, any references in the prospectus to the Disappearing Portfolios as being available under the contract are deleted.

6. Overnight Delivery. If you would like a withdrawal sent to you by overnight delivery service, you may choose to have the
$20 charge for overnight delivery deducted from the amount of the withdrawal.

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